Employee Benefit Obligations - Fair Value of Assets (Details) - Defined Benefit Pension Plans - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Obligations
Total assets.	$ 6,052.0	$ 5,807.0	$ 1,304.0
U.S.
Employee Benefit Obligations
Total assets.	2,420.0	2,507.0	988.0
Other investments measured at net asset value	191.0	625.0
Total assets	2,229.0	2,507.0
U.S. | Cash and cash equivalents
Employee Benefit Obligations
Total assets.	125.0	185.0
U.S. | Consumer discretionary Securities
Employee Benefit Obligations
Total assets.	54.0	53.0
U.S. | Financials corporate equity securities
Employee Benefit Obligations
Total assets.	47.0	43.0
U.S. | Healthcare Corporate equity securities
Employee Benefit Obligations
Total assets.	45.0	27.0
U.S. | Industrials corporate equity securities
Employee Benefit Obligations
Total assets.	81.0	47.0
U.S. | Information technology corporate equity securities
Employee Benefit Obligations
Total assets.	97.0	66.0
U.S. | Other corporate equity securities
Employee Benefit Obligations
Total assets.	74.0	39.0
U.S. | FHLMC mortgage backed securities
Employee Benefit Obligations
Total assets.	35.0	17.0
U.S. | FNMA mortgage backed securities
Employee Benefit Obligations
Total assets.	69.0	64.0
U.S. | Municipal bonds
Employee Benefit Obligations
Total assets.	61.0	49.0
U.S. | Treasury bonds
Employee Benefit Obligations
Total assets.	54.0	85.0
U.S. | U.S. government and agency securities-Other
Employee Benefit Obligations
Total assets.	15.0	26.0
U.S. | Corporate bonds and notes-Communications
Employee Benefit Obligations
Total assets.	86.0	58.0
U.S. | Corporate bonds and notes-Consumer discretionary
Employee Benefit Obligations
Total assets.	83.0	57.0
U.S. | Corporate bonds and notes-Consumer staples
Employee Benefit Obligations
Total assets.	64.0	64.0
U.S. | Corporate bonds and notes-Financials
Employee Benefit Obligations
Total assets.	329.0	280.0
U.S. | Corporate bonds and notes-Healthcare
Employee Benefit Obligations
Total assets.	136.0	98.0
U.S. | Corporate bonds and notes-Industrials
Employee Benefit Obligations
Total assets.	137.0	115.0
U.S. | Corporate bonds and notes-Information technology
Employee Benefit Obligations
Total assets.	87.0	84.0
U.S. | Corporate bonds and notes-Oil and gas
Employee Benefit Obligations
Total assets.	122.0	122.0
U.S. | Corporate bonds and notes-Private placement
Employee Benefit Obligations
Total assets.	128.0	76.0
U.S. | Corporate bonds and notes-Utilities
Employee Benefit Obligations
Total assets.	128.0	139.0
U.S. | Corporate bonds and notes-Other
Employee Benefit Obligations
Total assets.	70.0	71.0
U.S. | Commingled funds
Employee Benefit Obligations
Total assets.	102.0	1,882.0
U.S. | International Commingled Funds
Employee Benefit Obligations
Total assets.		17.0
U.S. | Level 1
Employee Benefit Obligations
Total assets	475.0
U.S. | Level 1 | Cash and cash equivalents
Employee Benefit Obligations
Total assets.	1.0
U.S. | Level 1 | Consumer discretionary Securities
Employee Benefit Obligations
Total assets.	54.0	53.0
U.S. | Level 1 | Financials corporate equity securities
Employee Benefit Obligations
Total assets.	47.0	43.0
U.S. | Level 1 | Healthcare Corporate equity securities
Employee Benefit Obligations
Total assets.	45.0	27.0
U.S. | Level 1 | Industrials corporate equity securities
Employee Benefit Obligations
Total assets.	81.0	47.0
U.S. | Level 1 | Information technology corporate equity securities
Employee Benefit Obligations
Total assets.	97.0	66.0
U.S. | Level 1 | Other corporate equity securities
Employee Benefit Obligations
Total assets.	74.0	39.0
U.S. | Level 1 | Treasury bonds
Employee Benefit Obligations
Total assets.	54.0	85.0
U.S. | Level 1 | U.S. government and agency securities-Other
Employee Benefit Obligations
Total assets.		8.0
U.S. | Level 1 | Commingled funds
Employee Benefit Obligations
Total assets.	22.0	385.0
U.S. | Level 1 | International Commingled Funds
Employee Benefit Obligations
Total assets.		17.0
U.S. | Level 2
Employee Benefit Obligations
Total assets	1,754.0
U.S. | Level 2 | Cash and cash equivalents
Employee Benefit Obligations
Total assets.	124.0	185.0
U.S. | Level 2 | FHLMC mortgage backed securities
Employee Benefit Obligations
Total assets.	35.0	17.0
U.S. | Level 2 | FNMA mortgage backed securities
Employee Benefit Obligations
Total assets.	69.0	64.0
U.S. | Level 2 | Municipal bonds
Employee Benefit Obligations
Total assets.	61.0	49.0
U.S. | Level 2 | U.S. government and agency securities-Other
Employee Benefit Obligations
Total assets.	15.0	18.0
U.S. | Level 2 | Corporate bonds and notes-Communications
Employee Benefit Obligations
Total assets.	86.0	58.0
U.S. | Level 2 | Corporate bonds and notes-Consumer discretionary
Employee Benefit Obligations
Total assets.	83.0	57.0
U.S. | Level 2 | Corporate bonds and notes-Consumer staples
Employee Benefit Obligations
Total assets.	64.0	64.0
U.S. | Level 2 | Corporate bonds and notes-Financials
Employee Benefit Obligations
Total assets.	329.0	280.0
U.S. | Level 2 | Corporate bonds and notes-Healthcare
Employee Benefit Obligations
Total assets.	136.0	98.0
U.S. | Level 2 | Corporate bonds and notes-Industrials
Employee Benefit Obligations
Total assets.	137.0	115.0
U.S. | Level 2 | Corporate bonds and notes-Information technology
Employee Benefit Obligations
Total assets.	87.0	84.0
U.S. | Level 2 | Corporate bonds and notes-Oil and gas
Employee Benefit Obligations
Total assets.	122.0	122.0
U.S. | Level 2 | Corporate bonds and notes-Private placement
Employee Benefit Obligations
Total assets.	128.0	76.0
U.S. | Level 2 | Corporate bonds and notes-Utilities
Employee Benefit Obligations
Total assets.	128.0	139.0
U.S. | Level 2 | Corporate bonds and notes-Other
Employee Benefit Obligations
Total assets.	70.0	71.0
U.S. | Level 2 | Commingled funds
Employee Benefit Obligations
Total assets.	80.0	1,497.0
Foreign
Employee Benefit Obligations
Total assets.	3,632.0	3,300.0	$ 316.0
U.K. | Level 1
Employee Benefit Obligations
Total assets.	2,241.0	1,848.0
Total assets	3,547.0
U.K. | Level 1 | Cash and cash equivalents
Employee Benefit Obligations
Total assets.	43.0	279.0
U.K. | Level 1 | Other Commingled Funds
Employee Benefit Obligations
Total assets.	14.0	31.0
U.K. | Level 1 | U.K. government bonds
Employee Benefit Obligations
Total assets.	2,184.0	1,538.0
U.K. | Level 2
Employee Benefit Obligations
Other investments measured at net asset value	$ 1,306.0	1,374.0
Total assets		$ 3,222.0